Gains (losses) from operating activities in the statement of income of expenses, included according to their nature	12 Months Ended
Dec. 31, 2025
Gains (Losses) From Operating Activities In The Statement Of Income Of Expenses, Included According To Their Nature
Gains (losses) from operating activities in the statement of income of expenses, included according to their nature	Gains (losses) from operating activities in the statement of income of expenses, included according to their nature.
21.1    Revenue from operating activities customer activities
The Group derives revenues from the sale of goods (which are recognized at one point in time) and from the provision of services (which are recognized over time) and are distributed among the following geographical areas and main product and service lines:
(a)Geographic areas:

For the year ended December 31, 2025
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	118,647	3,023	166	19,716	1,085	18,873	161,510
Latin America and the Caribbean	116,243	19,347	2,596	33,184	8,411	8,446	188,227
Europe	175,478	384,401	59,689	18,756	16,243	452	655,019
North America	393,994	140,281	60,468	49,236	43,221	2,166	689,366
Asia and Others	178,035	495,728	2,165,326	34,615	6,442	1,956	2,882,102
Total	982,397	1,042,780	2,288,245	155,507	75,402	31,893	4,576,224

For the year ended December 31, 2024
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	110,282	2,012	600	36,506	1,129	21,022	171,551
Latin America and the Caribbean	113,524	20,933	4,300	89,473	7,749	4,650	240,629
Europa	156,500	368,448	97,000	40,270	18,919	470	681,607
North America	367,530	158,253	57,900	61,145	43,519	1,447	689,794
Asia and Others	194,104	418,666	2,081,450	43,389	6,839	732	2,745,180
Total	941,940	968,312	2,241,250	270,783	78,155	28,321	4,528,761

For the year ended December 31, 2023
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	109,669	1,603	2,327	31,356	1,136	23,590	169,681
Latin America and the Caribbean	76,157	21,523	7,289	93,868	10,489	973	210,299
Europa	128,370	368,696	278,360	30,357	21,054	1,275	828,112
North America	411,586	122,025	134,768	67,232	47,074	926	783,611
Asia and Others	188,130	378,304	4,757,370	56,237	95,470	276	5,475,787
Total	913,912	892,151	5,180,114	279,050	175,223	27,040	7,467,490
(b)Main product and service lines:

Products and Services	For the period from January to December of the year
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Specialty plant nutrition	982,397	941,940	913,912
-Sodium Nitrates	11,095	16,906	25,056
-Potassium nitrate and sodium potassium nitrate	522,854	531,961	502,349
-Specialty Blends	268,863	246,219	235,290
-Other specialty fertilizers	179,585	146,854	151,217
Iodine and derivatives	1,042,780	968,312	892,151
Lithium and derivatives	2,288,245	2,241,250	5,180,114
Potassium	155,507	270,783	279,050
Industrial chemicals	75,402	78,155	175,223
Other	31,893	28,321	27,040
Total	4,576,224	4,528,761	7,467,490
21.2    Cost of sales
Cost of sales broken down by nature of expense:

Nature of expense	For the period from January to December of the year
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Raw materials and consumables used	(1,173,403)	(1,187,712)	(1,109,139)
Classes of employee benefit expenses	(394,205)	(344,078)	(308,972)
Depreciation expense	(381,045)	(312,001)	(252,746)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(21,066)	(17,746)	(11,719)
Amortization expense	(14,498)	(7,622)	(12,415)
Investment plan expenses	(46,784)	(49,499)	(25,638)
Provision for materials, spare parts and supplies	(4,108)	(3,292)	(10,065)
Contractors	(331,165)	(265,729)	(226,180)
Operating leases	(99,141)	(85,117)	(84,423)
Mining patents	(43,319)	(17,861)	(7,560)
Operational transportation	(70,983)	(94,734)	(107,074)
Freight / product transportation costs	(244,158)	(288,135)	(263,285)
Insurance	(23,616)	(42,237)	(55,204)
Corfo rights and other agreements	(302,910)	(397,473)	(1,868,850)
Expenses related to variable lease payments (contracts under IFRS 16)	(3,956)	(6,138)	(4,700)
Variation in gross inventory	(62,527)	(91,544)	20,024
Variation in inventory provision	15,364	19,136	(29,711)
Other	(22,104)	(9,872)	(34,779)
Total	(3,223,624)	(3,201,654)	(4,392,436)
21.3    Other income

Other income	For the period from January to December of the year
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Discounts obtained from suppliers	1,549	1,958	2,002
Fines charged to suppliers	201	46	4,118
Amounts recovered from insurance	55	1,240	1,242
Overestimate of provisions for third-party obligations	1,687	309	1,272
Sale of assets classified as property, plant and equipment	31	43	11
Sales of materials, spare parts and supplies	765	842	147
Reimbursement of mining patents and notary expenses	12	8,511	5,205
Options on mining properties	281	2,112	376
Easements, pipelines and roads	49	414	—
Government Grants	1,144	13,076	24,387
reimbursements Royalty	2,184	2,000	—
Others	4,548	1,678	1,797
Total	12,506	32,229	40,557

21.4    Administrative expenses

Administrative expenses	For the period from January to December of the year
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Employee benefit expenses	(102,384)	(93,824)	(75,450)
Marketing costs	(6,972)	(6,433)	(6,611)
Amortization expenses	(39)	(136)	(444)
Entertainment expenses	(6,626)	(6,384)	(6,067)
Advisory services	(30,291)	(29,860)	(32,562)
Lease of buildings and facilities	(2,475)	(1,755)	(4,331)
Insurance	(4,316)	(6,254)	(3,778)
Office expenses	(9,307)	(9,165)	(9,230)
Contractors	(8,917)	(8,957)	(11,067)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(5,699)	(4,919)	(3,463)
Other expenses	(18,551)	(18,272)	(22,762)
Total	(195,577)	(185,959)	(175,765)
21.5    Other expenses

Other expenses	For the period from January to December of the year
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Impairment (losses) /reversals of impairment losses recognized in income for the year
Properties, plant and equipment	(10,791)	(10,759)	(47,059)
Intangible assets other than goodwill	—	—	—
Impairment of materials, spare parts, and supplies	—	3,625	—
Goodwill	—	—	(9)
Subtotal	(10,791)	(7,134)	(47,068)
Other expenses, by nature
Legal expenses	(14,591)	(47,887)	17,127
VAT and other unrecoverable taxes	(2,637)	(1,779)	(2,683)
Fines paid	(494)	(326)	(542)
Investment plan expenses	(19,507)	(11,546)	(13,255)
Exploration expenses	—	—	—
Contributions and donations	(30,720)	(35,250)	(38,756)
Other personnel reorganization expenses	(9,119)	—	—
Depreciation Metals Department	(217)	—	—
Other operating expenses	(8,226)	(776)	(8,223)
Subtotal	(85,511)	(97,564)	(46,332)
Total	(96,302)	(104,698)	(93,400)
21.6    Other (losses)

Other (losses)	For the period from January to December of the year
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Sale of investments in associates	—	—	—
Adjust previous year application method of participation	(2,017)	209	(378)
Reversal/Impairment of interests in associates	(45)	246	626
Share of profits and losses of associates and joint ventures accounted for using the equity method	(7,240)	—	(2,599)
Impairment of investments in joint ventures	(1,861)	—	—
Others	20	(2,597)	97
Total	(11,143)	(2,142)	(2,254)
21.7 Impairment losses and reversals for financial assets

Impairment of financial assets and reversal of impairment losses	For the period from January to December of the year
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
(Impairment) reversal of value of financial assests (See Note 12.2)	976	(639)	202
Totals	976	(639)	202
21.8    Summary of expenses by nature
The following summary considers notes 21.2, 21.4 and 21.5.

	For the period from January to December of the year
Expenses by nature	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Raw materials and consumables	(1,173,403)	(1,187,712)	(1,109,139)
Employee benefit expenses	(496,589)	(437,902)	(384,422)
Depreciation expense	(381,262)	(312,001)	(252,746)
Depreciation of right-of-use assets	(26,765)	(22,665)	(15,182)
Impairment of properties, plant and equipment, intangible and Goodwill	(10,791)	(7,134)	(47,068)
Amortization expense	(14,537)	(7,758)	(12,859)
Legal expenses	(14,591)	(47,887)	17,127
Investment plan expenses	(66,291)	(61,045)	(38,893)
Provision for materials, spare parts and supplies	(4,108)	(3,292)	(10,065)
Contractors	(340,082)	(274,686)	(237,247)
Operational leases	(101,616)	(86,872)	(88,754)
Mining patents	(43,319)	(17,861)	(7,560)
Operational transportation	(70,983)	(94,734)	(107,074)
Freight and product transportation costs	(244,158)	(288,135)	(263,285)
Corfo rights and other agreements	(302,910)	(432,723)	(1,907,606)
Other personal reorganization expenses	(9,119)	—	—
Expenses related to variable lease payments (contracts under IFRS 16)	(3,956)	(6,138)	(4,700)
Insurance	(27,932)	(48,491)	(58,982)
Consultant and advisor services	(30,291)	(29,860)	(32,562)
Variation in gross inventory	(62,527)	(91,544)	20,024
Variation in inventory provision	15,364	19,136	(29,711)
Other expenses	(105,637)	(53,007)	(90,897)
Total expenses by nature	(3,515,503)	(3,492,311)	(4,661,601)
21.9    Finance expenses

Finance expenses	For the period from January to December of the year
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Interest expense from bank borrowings and overdrafts	(7,136)	(5,485)	(3,890)
Interest expense from bonds	(184,329)	(162,258)	(106,871)
Interest expense from loans	(60,146)	(84,821)	(55,926)
Reversal of capitalized interest expenses	75,038	67,126	43,331
Financial expenses for restoration and rehabilitation provisions	(5,549)	2,103	2,368
Interest on lease agreement	(2,951)	(2,820)	(2,038)
Loss on debt redemption and extinguishment	—	(982)	—
Other finance costs	(7,599)	(10,407)	(15,376)
Total	(192,672)	(197,544)	(138,402)
21.10    Finance income

Finance income	For the period from January to December of the year
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Interest from term deposits	52,382	67,407	81,981
Interest from marketable securities	6,838	11,193	31,920
Interest from maintenance of minimum bank balance in current account	1,900	3,246	12
Other finance income	24,587	21,086	4,614
Other finance interests	—	710	4,199
Total	85,707	103,642	122,726